Information about Stock Options Outstanding (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 10.88	$ 14.78	$ 20.63	$ 20.51
Options outstanding, No. of Shares	229
Option currently exercisable, Exercise price	$ 10.97	$ 15.16	$ 20.57
Option currently exercisable, No. of Shares	227
Range One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	12
Options outstanding, Weighted average remaining contractual life	5 years 10 months 13 days
Option currently exercisable, No. of Shares	10
Range One | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 5
Option currently exercisable, Exercise price	$ 5
Range Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, No. of Shares	217
Options outstanding, Weighted average remaining contractual life	1 year 11 months 4 days
Option currently exercisable, No. of Shares	217
Range Two | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 5
Option currently exercisable, Exercise price	5
Range Two | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	50
Option currently exercisable, Exercise price	50
Range Three | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	50
Option currently exercisable, Exercise price	50
Range Three | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	100
Option currently exercisable, Exercise price	$ 100